Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.65750%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,284,047.16

Principal:
Principal Collections	$24,393,012.73
Prepayments in Full	$9,316,354.14
Liquidation Proceeds	$410,956.95
Recoveries	$87,635.30
Sub Total	$34,207,959.12
Collections	$36,492,006.28

Purchase Amounts:
Purchase Amounts Related to Principal	$178,361.01
Purchase Amounts Related to Interest	$265.68
Sub Total	$178,626.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,670,632.97

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,670,632.97
Servicing Fee	$898,395.05	$898,395.05	$0.00	$0.00	$35,772,237.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,772,237.92
Interest - Class A-2a Notes	$265,155.98	$265,155.98	$0.00	$0.00	$35,507,081.94
Interest - Class A-2b Notes	$275,299.53	$275,299.53	$0.00	$0.00	$35,231,782.41
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$34,705,488.24
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$34,545,338.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,545,338.32
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$34,475,409.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,475,409.57
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$34,424,887.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,424,887.40
Regular Principal Payment	$38,581,149.35	$34,424,887.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$36,670,632.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,424,887.40
Total					$34,424,887.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,212,443.70	$73.84	$265,155.98	$1.14	$17,477,599.68	$74.98
Class A-2b Notes	$17,212,443.70	$73.84	$275,299.53	$1.18	$17,487,743.23	$75.02
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$34,424,887.40	$26.46	$1,347,350.52	$1.04	$35,772,237.92	$27.50

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$213,548,441.78	0.9161237	$196,335,998.08	0.8422823
Class A-2b Notes	$213,548,441.78	0.9161237	$196,335,998.08	0.8422823
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$968,616,883.56	0.7444485	$934,191,996.16	0.7179907

Pool Information
Weighted Average APR	2.579%	2.572%
Weighted Average Remaining Term	49.14	48.30
Number of Receivables Outstanding	47,700	46,915
Pool Balance	$1,078,074,054.96	$1,043,429,296.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$996,168,223.69	$964,657,801.24
Pool Factor	0.7643918	0.7398274

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$78,771,494.92
Targeted Overcollateralization Amount	$113,393,561.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,237,300.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$346,073.97
(Recoveries)		21	$87,635.30
Net Loss for Current Collection Period			$258,438.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2877%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3164%
Second Prior Collection Period			0.4869%
Prior Collection Period			0.5572%
Current Collection Period			0.2924%
Four Month Average (Current and Prior Three Collection Periods)			0.4132%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		757	$2,502,700.92
(Cumulative Recoveries)			$165,391.10
Cumulative Net Loss for All Collection Periods			$2,337,309.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1657%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,306.08
Average Net Loss for Receivables that have experienced a Realized Loss			$3,087.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.85%	356	$8,826,310.57
61-90 Days Delinquent	0.08%	35	$808,941.45
91-120 Days Delinquent	0.03%	12	$326,492.52
Over 120 Days Delinquent	0.02%	7	$247,713.54
Total Delinquent Receivables	0.98%	410	$10,209,458.08

Repossession Inventory:
Repossessed in the Current Collection Period		19	$433,515.66
Total Repossessed Inventory		45	$1,149,104.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1110%
Prior Collection Period			0.1132%
Current Collection Period			0.1151%
Three Month Average			0.1131%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1326%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer